Income Taxes - Schedule of Provision for Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Other taxes	$ 10	$ (5)	$ 17
Current income tax	1,911	1,531	1,879
Deferred
Deferred corporate income tax	887	520	267
Deferred income tax	510	422	53
Income tax	2,421	1,953	1,932
North America
Current
Current corporate income tax	2,193	1,654	1,853
North Sea
Current
Current corporate income tax	(124)	(41)	(6)
Current PRT - North Sea	(184)	(134)	(58)
Deferred
Deferred PRT – North Sea	(377)	(98)	(214)
Offshore Africa
Current
Current corporate income tax	$ 16	$ 57	$ 73